UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (97.0%)(a)
			Shares	Value

Aerospace and defense (6.2%)

Bombardier, Inc. Class B (Canada)(S)			1,252,185	$1,359,822

Embraer SA ADR (Brazil)			318	9,340

General Dynamics Corp.			9,252	1,374,662

Honeywell International, Inc.			18,082	1,867,509

L-3 Communications Holdings, Inc.			45,674	5,773,194

Northrop Grumman Corp.			20,674	3,881,544

Raytheon Co.			15,754	1,849,520

United Technologies Corp.			15,330	1,508,625

				17,624,216
Airlines (0.4%)

American Airlines Group, Inc.			27,564	1,274,008

				1,274,008
Banks (6.8%)

Bank of America Corp.			229,693	3,854,249

Citigroup, Inc.			54,210	2,882,346

JPMorgan Chase & Co.			78,759	5,060,266

U.S. Bancorp			52,971	2,234,317

Wells Fargo & Co.			101,426	5,491,204

				19,522,382
Beverages (0.4%)

Coca-Cola Enterprises, Inc.			3,366	172,810

Molson Coors Brewing Co. Class B			9,883	870,692

				1,043,502
Biotechnology (4.1%)

AMAG Pharmaceuticals, Inc.(NON)(S)			7,483	299,320

Amgen, Inc.			20,333	3,216,274

Biogen, Inc.(NON)			5,984	1,738,412

Celgene Corp.(NON)			20,925	2,567,707

Gilead Sciences, Inc.			31,952	3,454,970

TESARO, Inc.(NON)			9,856	448,152

				11,724,835
Building products (0.7%)

Allegion PLC (Ireland)			3,337	217,472

CaesarStone Sdot-Yam, Ltd. (Israel)			16,173	574,303

Fortune Brands Home & Security, Inc.			24,797	1,297,627

				2,089,402
Capital markets (3.1%)

AllianceBernstein Holding LP (Partnership shares)			31,453	809,600

Ameriprise Financial, Inc.			7,935	915,382

Bank of New York Mellon Corp. (The)			47,494	1,978,125

Carlyle Group LP (The)			32,228	603,953

Charles Schwab Corp. (The)			79,445	2,424,661

E*Trade Financial Corp.(NON)			10,072	287,153

Invesco, Ltd.			15,359	509,458

KKR & Co. LP			72,184	1,237,956

Oaktree Capital Group, LLC (Units)			3,770	187,972

				8,954,260
Chemicals (3.2%)

Air Products & Chemicals, Inc.			4,421	614,431

Axalta Coating Systems, Ltd.(NON)			21,920	605,650

Axiall Corp.			4,360	88,290

CF Industries Holdings, Inc.			12,345	626,756

Dow Chemical Co. (The)			31,033	1,603,475

E.I. du Pont de Nemours & Co.			24,418	1,548,101

Huntsman Corp.			3,900	51,363

PPG Industries, Inc.			9,188	957,941

Praxair, Inc.			3,499	388,704

Sherwin-Williams Co. (The)			7,393	1,972,674

Symrise AG (Germany)			11,469	755,687

Tronox, Ltd. Class A			2,819	17,506

				9,230,578
Commercial services and supplies (0.9%)

Rollins, Inc.			21,589	579,017

Tyco International PLC			51,010	1,858,804

				2,437,821
Communications equipment (1.5%)

Cisco Systems, Inc.			109,379	3,155,584

QUALCOMM, Inc.			18,897	1,122,860

				4,278,444
Construction materials (0.1%)

Martin Marietta Materials, Inc.			1,097	170,200

Vulcan Materials Co.			1,220	117,828

				288,028
Consumer finance (0.3%)

American Express Co.			8,606	630,476

Oportun Financial Corp. (acquired 6/23/15, cost $133,158) (Private)(F)(RES)(NON)			46,722	119,842

				750,318
Containers and packaging (0.5%)

Packaging Corp. of America			6,411	438,833

Sealed Air Corp.			13,681	672,011

Smurfit Kappa Group PLC (Ireland)			8,644	246,405

				1,357,249
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)			8,255	528,485

Service Corporation International			13,958	394,453

				922,938
Diversified financial services (0.1%)

Berkshire Hathaway, Inc. Class B(NON)			1,651	224,569

				224,569
Diversified telecommunication services (1.7%)

AT&T, Inc.			72,636	2,434,032

Level 3 Communications, Inc.(NON)			46,333	2,360,666

				4,794,698
Electric utilities (0.9%)

American Electric Power Co., Inc.			8,740	495,121

Edison International			6,669	403,608

Exelon Corp.			41,137	1,148,545

NextEra Energy, Inc.			6,135	629,819

				2,677,093
Electrical equipment (0.1%)

Hubbell, Inc. Class B			4,377	423,912

				423,912
Electronic equipment, instruments, and components (0.3%)

TE Connectivity, Ltd.			13,439	866,009

				866,009
Energy equipment and services (0.9%)

Baker Hughes, Inc.			14,314	754,062

FMC Technologies, Inc.(NON)			7,118	240,802

Frank's International NV (Netherlands)(S)			5,924	101,656

Halliburton Co.			10,811	414,926

Oceaneering International, Inc.			2,231	93,747

Schlumberger, Ltd.			9,288	725,950

Weatherford International PLC(NON)			21,094	216,003

				2,547,146
Food and staples retail (2.2%)

Costco Wholesale Corp.			9,316	1,473,046

CVS Health Corp.			23,143	2,286,066

Wal-Mart Stores, Inc.			14,693	841,027

Walgreens Boots Alliance, Inc.			18,528	1,568,951

				6,169,090
Food products (1.7%)

Blue Buffalo Pet Products, Inc.(NON)(S)			32,632	585,418

JM Smucker Co. (The)			6,609	775,831

Kraft Heinz Co. (The)			12,781	996,535

Mead Johnson Nutrition Co.			4,465	366,130

Mondelez International, Inc. Class A			31,808	1,468,257

Pinnacle Foods, Inc.			9,490	418,319

TreeHouse Foods, Inc.(NON)			3,022	258,804

				4,869,294
Health-care equipment and supplies (1.9%)

Abbott Laboratories			17,719	793,811

Becton Dickinson and Co.			3	428

Boston Scientific Corp.(NON)			37,889	692,611

C.R. Bard, Inc.			6,258	1,166,178

Cooper Cos., Inc. (The)			2,523	384,404

DexCom, Inc.(NON)			2,143	178,555

Edwards Lifesciences Corp.(NON)			4,503	707,646

Medtronic PLC			8,499	628,246

St. Jude Medical, Inc.			9,709	619,531

Stryker Corp.			1,241	118,664

				5,290,074
Health-care providers and services (1.6%)

Aetna, Inc.			3,533	405,518

Anthem, Inc.			5,274	733,877

Cardinal Health, Inc.			11,925	980,235

Cigna Corp.			7,880	1,056,235

Diplomat Pharmacy, Inc.(NON)(S)			7,513	211,190

Express Scripts Holding Co.(NON)			6,733	581,597

Henry Schein, Inc.(NON)			2,424	367,745

McKesson Corp.			1,480	264,624

				4,601,021
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)			68,809	348,174

HTG Molecular Diagnostics, Inc.(NON)			2,637	13,897

Press Ganey Holdings, Inc.(NON)			7,257	227,434

				589,505
Hotels, restaurants, and leisure (1.8%)

Hilton Worldwide Holdings, Inc.			42,147	1,053,254

Marriott International, Inc./MD Class A			10,501	806,267

Penn National Gaming, Inc.(NON)			25,452	454,573

Restaurant Brands International LP (Units) (Canada)			60	2,379

Restaurant Brands International, Inc. (Canada)			16,521	663,483

Vail Resorts, Inc.			4,507	514,564

Wynn Resorts, Ltd.			9,637	674,108

Yum! Brands, Inc.			13,586	963,383

				5,132,011
Household durables (0.3%)

Jarden Corp.(NON)			9,070	406,336

PulteGroup, Inc.			17,376	318,502

				724,838
Household products (1.0%)

Kimberly-Clark Corp.			10,086	1,207,395

Procter & Gamble Co. (The)			20,503	1,566,019

				2,773,414
Independent power and renewable electricity producers (0.7%)

Calpine Corp.(NON)			56,660	878,797

NextEra Energy Partners LP			9,458	248,367

NRG Energy, Inc.			69,609	897,260

				2,024,424
Industrial conglomerates (0.7%)

Danaher Corp.			19,861	1,853,230

				1,853,230
Insurance (2.7%)

American International Group, Inc.			41,256	2,601,603

Assured Guaranty, Ltd.			46,629	1,279,500

Genworth Financial, Inc. Class A(NON)			125,481	587,251

Hartford Financial Services Group, Inc. (The)			34,176	1,580,982

MetLife, Inc.			5,840	294,219

Prudential PLC (United Kingdom)			60,230	1,405,825

				7,749,380
Internet and catalog retail (2.9%)

Amazon.com, Inc.(NON)			8,459	5,294,488

Ctrip.com International, Ltd. ADR (China)(NON)(S)			10,989	1,021,647

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			20	135,464

Groupon, Inc.(NON)(S)			22,978	85,248

Priceline Group, Inc. (The)(NON)			1,235	1,795,986

				8,332,833
Internet software and services (5.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			6,234	522,596

Alphabet, Inc. Class A(NON)			41	30,233

Alphabet, Inc. Class C(NON)			10,446	7,425,121

Facebook, Inc. Class A(NON)			43,975	4,484,131

GrubHub, Inc.(NON)(S)			14,523	348,262

Tencent Holdings, Ltd. (China)			27,300	512,344

Yahoo!, Inc.(NON)			25,331	902,290

				14,224,977
IT Services (2.2%)

Fidelity National Information Services, Inc.			7,962	580,589

MasterCard, Inc. Class A			16,167	1,600,371

PayPal Holdings, Inc.(NON)			23,185	834,892

Visa, Inc. Class A			40,364	3,131,439

				6,147,291
Leisure products (0.1%)

Brunswick Corp.			6,999	376,616

				376,616
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.			26,063	984,139

				984,139
Media (4.2%)

Charter Communications, Inc. Class A(NON)(S)			3,760	717,934

Comcast Corp. Class A			32,675	2,046,109

DISH Network Corp. Class A(NON)			16,964	1,068,223

Liberty Global PLC Ser. C (United Kingdom)(NON)			41,963	1,789,302

Live Nation Entertainment, Inc.(NON)			53,915	1,470,801

Time Warner Cable, Inc.			8,928	1,690,963

Time Warner, Inc.			20,901	1,574,681

Walt Disney Co. (The)			15,278	1,737,720

				12,095,733
Metals and mining (0.2%)

Alcoa, Inc.			13,111	117,081

Newmont Mining Corp.			12,212	237,646

Nucor Corp.			5,914	250,162

Steel Dynamics, Inc.			2,225	41,096

				645,985
Multi-utilities (0.6%)

PG&E Corp.			19,096	1,019,726

Sempra Energy			6,835	699,972

				1,719,698
Multiline retail (0.5%)

Dollar General Corp.			11,732	795,078

Macy's, Inc.			13,349	680,532

				1,475,610
Oil, gas, and consumable fuels (6.1%)

Anadarko Petroleum Corp.			31,576	2,111,803

Apache Corp.			15,692	739,564

BG Group PLC (United Kingdom)			93,944	1,479,770

Cabot Oil & Gas Corp.			9,105	197,670

Chevron Corp.			8	727

Cimarex Energy Co.			1,993	235,294

Concho Resources, Inc.(NON)			617	71,516

ConocoPhillips			17,777	948,403

CONSOL Energy, Inc.			4,569	30,430

Devon Energy Corp.			8,175	342,778

Diamondback Energy, Inc.(NON)			1,886	139,262

EOG Resources, Inc.			11,128	955,339

Exxon Mobil Corp.			47,134	3,899,867

Gaztransport Et Technigaz SA (France)			3,260	162,989

Genel Energy PLC (United Kingdom)(NON)			115,387	453,370

Golar LNG, Ltd. (Norway)			2,146	62,255

Gulfport Energy Corp.(NON)			1,671	50,915

Marathon Oil Corp.			54,442	1,000,644

MarkWest Energy Partners LP			15,329	669,571

Pioneer Natural Resources Co.			5,352	733,973

Plains All American Pipeline LP			2,988	94,779

Suncor Energy, Inc. (Canada)			59,169	1,759,094

Total SA ADR (France)			24,467	1,180,043

				17,320,056
Personal products (1.8%)

Avon Products, Inc.(S)			150,261	605,552

Coty, Inc. Class A			87,555	2,534,717

Edgewell Personal Care Co.			24,561	2,080,562

				5,220,831
Pharmaceuticals (5.1%)

Allergan PLC(NON)			12,093	3,730,328

Bristol-Myers Squibb Co.			40,921	2,698,740

Eli Lilly & Co.			21,412	1,746,577

Jazz Pharmaceuticals PLC(NON)			2,244	308,056

Johnson & Johnson			13,763	1,390,476

Merck & Co., Inc.			25,231	1,379,126

Mylan NV(NON)(S)			19,088	841,590

Perrigo Co. PLC			6,189	976,253

Pfizer, Inc.			47,319	1,600,329

				14,671,475
Real estate investment trusts (REITs) (3.3%)

Altisource Residential Corp.(R)			7,380	106,198

American Tower Corp.(R)			25,465	2,603,287

AvalonBay Communities, Inc.(R)			3,913	684,110

Boston Properties, Inc.(R)			5,346	672,794

Equinix, Inc.(R)			1,772	525,717

Equity Lifestyle Properties, Inc.(R)			6,298	380,903

Essex Property Trust, Inc.(R)			1,944	428,535

Federal Realty Investment Trust(R)			2,122	304,486

Gaming and Leisure Properties, Inc.(R)			21,536	628,205

General Growth Properties(R)			20,518	593,996

Pebblebrook Hotel Trust(R)			4,300	146,974

Plum Creek Timber Co., Inc.(R)			4,090	166,627

Public Storage(R)			1,905	437,121

Seritage Growth Properties(NON)(R)(S)			1,507	63,490

Simon Property Group, Inc.(R)			3,945	794,760

Ventas, Inc.(R)			9,090	488,315

Vornado Realty Trust(R)			2,820	283,551

				9,309,069
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)			4,279	159,521

RE/MAX Holdings, Inc. Class A			23,329	878,803

				1,038,324
Road and rail (1.1%)

Genesee & Wyoming, Inc. Class A(NON)			7,370	494,527

Union Pacific Corp.			29,882	2,669,957

				3,164,484
Semiconductors and semiconductor equipment (1.8%)

Analog Devices, Inc.			9,037	543,304

Avago Technologies, Ltd.			8,848	1,089,454

Cavium, Inc.(NON)			11,602	823,162

Intel Corp.			13,775	466,422

Lam Research Corp.			13,189	1,010,146

Micron Technology, Inc.(NON)			16,499	273,223

ON Semiconductor Corp.(NON)			22,794	250,734

Skyworks Solutions, Inc.			2,969	229,326

Texas Instruments, Inc.			9,795	555,572

				5,241,343
Software (3.7%)

Activision Blizzard, Inc.			19,403	674,448

Adobe Systems, Inc.(NON)			15,742	1,395,686

Microsoft Corp.			124,151	6,535,309

Salesforce.com, Inc.(NON)			21,115	1,640,847

TiVo, Inc.(NON)			12,584	114,263

TubeMogul, Inc.(NON)(S)			17,063	203,903

				10,564,456
Specialty retail (3.3%)

Advance Auto Parts, Inc.			5,035	999,095

Bed Bath & Beyond, Inc.(NON)			10,582	631,005

Five Below, Inc.(NON)(S)			29,714	1,020,379

Gap, Inc. (The)			23,072	628,020

GNC Holdings, Inc. Class A			5,009	149,018

Home Depot, Inc. (The)			18,559	2,294,635

Michaels Cos., Inc. (The)(NON)			12,305	287,691

Sally Beauty Holdings, Inc.(NON)			37,096	872,127

Staples, Inc.			18,020	234,080

Tiffany & Co.			8,464	697,772

TJX Cos., Inc. (The)			20,270	1,483,561

				9,297,383
Technology hardware, storage, and peripherals (4.7%)

Apple, Inc.			84,435	10,089,983

EMC Corp.			73,505	1,927,301

HP, Inc.			42,769	1,153,052

Western Digital Corp.			3,397	226,988

				13,397,324
Textiles, apparel, and luxury goods (1.0%)

Hanesbrands, Inc.			25,837	825,234

NIKE, Inc. Class B			14,410	1,888,142

				2,713,376
Tobacco (1.0%)

Philip Morris International, Inc.			33,148	2,930,283

				2,930,283
Trading companies and distributors (0.2%)

HD Supply Holdings, Inc.(NON)			15,367	457,783

				457,783
Water utilities (0.2%)

American Water Works Co., Inc.			8,406	482,165

				482,165

Total common stocks (cost $254,647,641)				$276,618,923

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-16/$190.00		$221,001	$607,923

Total purchased options outstanding (cost $598,913)				$607,923

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $365) (Private)(F)(RES)(NON)			128	$328

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $6,955) (Private)(F)(RES)(NON)			2,208	6,260

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $16,334) (Private)(F)(RES)(NON)			3,209	14,700

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $23,689) (Private)(F)(RES)(NON)			4,654	21,320

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $13,286) (Private)(F)(RES)(NON)			2,420	11,957

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $40,105) (Private)(F)(RES)(NON)			5,222	36,094

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $112,481) (Private)(F)(RES)(NON)			39,467	101,233

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $142,232) (Private)(F)(RES)(NON)			49,906	128,009

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(F)(RES)(NON)			72,632	186,125

Total convertible preferred stocks (cost $562,252)				$506,026

SHORT-TERM INVESTMENTS (4.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		Shares	5,770,952	$5,770,952

Putnam Short Term Investment Fund 0.15%(AFF)		Shares	7,682,389	7,682,389

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	140,000	140,000

U.S. Treasury Bills 0.19%, February 18, 2016(SEGSF)			$110,000	109,976

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)			153,000	152,965

U.S. Treasury Bills 0.10%, January 14, 2016			148,000	147,976

Total short-term investments (cost $14,004,179)				$14,004,258

TOTAL INVESTMENTS

Total investments (cost $269,812,985)(b)				$291,737,130

FORWARD CURRENCY CONTRACTS at 10/31/15 (aggregate face value $23,354,417) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/16/15	$855,727	$849,903	$(5,824)
Barclays Bank PLC
	Swiss Franc	Buy	12/16/15	603,438	613,942	(10,504)
Citibank, N.A.
	Euro	Sell	12/16/15	5,353,673	5,510,812	157,139
Credit Suisse International
	Canadian Dollar	Sell	1/20/16	612,027	604,645	(7,382)
	Euro	Buy	12/16/15	1,537,261	1,582,522	(45,261)
	Swiss Franc	Sell	12/16/15	465,344	473,300	7,956
Deutsche Bank AG
	British Pound	Sell	12/16/15	3,036,351	3,015,272	(21,079)
	Euro	Sell	12/16/15	177,495	182,709	5,214
HSBC Bank USA, National Association
	British Pound	Sell	12/16/15	1,509,698	1,499,242	(10,456)
	Euro	Sell	12/16/15	960,981	989,213	28,232
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/20/16	1,922,542	1,899,859	(22,683)
	Euro	Buy	12/16/15	359,721	370,288	(10,567)
State Street Bank and Trust Co.
	British Pound	Buy	12/16/15	804,094	798,515	5,579
	Euro	Buy	12/16/15	2,303,470	2,362,763	(59,293)
	Israeli Shekel	Sell	1/20/16	712,922	702,727	(10,195)
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	1,013,446	1,001,239	(12,207)
	Euro	Sell	12/16/15	871,847	897,466	25,619

Total						$14,288

WRITTEN OPTIONS OUTSTANDING at 10/31/15 (premiums $457,472) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-16/$185.00	$221,001	$467,614

Total			$467,614

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	797	$—	12/1/15	3 month USD-LIBOR-BBA minus 50 bp	Russell 2000 Total Return Index	$(139,958)
JPMorgan Chase Bank N.A.
baskets	7,622	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(28,741)

Total		$—	$(168,699)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $285,049,489.
(b)	The aggregate identified cost on a tax basis is $270,323,712, resulting in gross unrealized appreciation and depreciation of $38,911,751 and $17,498,333, respectively, or net unrealized appreciation of $21,413,418.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $761,332, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$5,693,535	$12,507,150	$10,518,296	$2,021	$7,682,389
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,770,952, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,709,027. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $321,048 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries, to manage exposure to specific securities and to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $202,780 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $140,961 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$40,935,874	$—	$135,464
Consumer staples	23,006,414	—	—
Energy	17,771,073	2,096,129	—
Financials	46,022,635	1,405,825	119,842
Health care	37,861,049	—	—
Industrials	29,324,856	—	—
Information technology	54,207,500	512,344	—
Materials	10,519,748	1,002,092	—
Telecommunication services	4,794,698	—	—
Utilities	6,903,380	—	—
Total common stocks	271,347,227	5,016,390	255,306
Convertible preferred stocks	—	—	506,026
Purchased options outstanding	—	607,923	—
Short-term investments	7,822,389	6,181,869	—

Totals by level	$279,169,616	$11,806,182	$761,332

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$14,288	$—
Written options outstanding	—	(467,614)	—
Total return swap contracts	—	(168,699)	—

Totals by level	$—	$(622,025)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$229,739	$215,451
Equity contracts	607,923	636,313

Total	$837,662	$851,764

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$170,000
Written equity option contracts (contract amount) (Note 3)		$170,000
Forward currency contracts (contract amount)		$23,200,000
OTC total return swap contracts (notional)		$5,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
	Forward currency contracts#	—	—	157,139	7,956	5,214	—	28,232	—	5,579	25,619	229,739
	Purchased options#	—	—	—	—	—	607,923	—	—	—	—	607,923

	Total Assets	$—	$—	$157,139	$7,956	$5,214	$607,923	$28,232	$—	$5,579	$25,619	$837,662

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	139,958	—	28,741	—	—	168,699
	Forward currency contracts#	5,824	10,504	—	52,643	21,079	—	10,456	33,250	69,488	12,207	215,451
	Written options#	—	—	—	—	—	467,614	—	—	—	—	467,614

	Total Liabilities	$5,824	$10,504	$—	$52,643	$21,079	$607,572	$10,456	$61,991	$69,488	$12,207	$851,764

	Total Financial and Derivative Net Assets	$(5,824)	$(10,504)	$157,139	$(44,687)	$(15,865)	$351	$17,776	$(61,991)	$(63,909)	$13,412	$(14,102)
	Total collateral received (pledged)##†	$—	$—	$140,000	$—	$—	$(140,961)	$—	$—	$—	$—
	Net amount	$(5,824)	$(10,504)	$17,139	$(44,687)	$(15,865)	$141,312	$17,776	$(61,991)	$(63,909)	$13,412

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015